AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2023
	Shares	Value
Common Stocks - 90.4%
Communication Services - 5.7%
Cable One, Inc.	20,551	$14,877,691
Liberty Latin America, Ltd., Class C*	557,758	4,640,547
TripAdvisor, Inc.*	829,116	15,463,013
WideOpenWest, Inc.*	427,527	3,522,822
Yelp, Inc.*	311,859	14,049,248

Total Communication Services		52,553,321
Consumer Discretionary - 3.9%
Asbury Automotive Group, Inc.*,1	36,813	8,305,013
Leslie's, Inc.*,1	1,137,707	7,247,193
Murphy USA, Inc.	67,057	20,588,511

Total Consumer Discretionary		36,140,717
Consumer Staples - 5.3%
BJ's Wholesale Club Holdings, Inc.*	504,391	33,446,167
Ingles Markets, Inc., Class A	190,377	16,143,970

Total Consumer Staples		49,590,137
Energy - 5.0%
Evolution Petroleum Corp.	703,914	6,574,557
Permian Resources Corp.	1,558,200	18,215,358
SM Energy Co.	473,963	17,200,117
World Kinect Corp.	201,212	4,535,319

Total Energy		46,525,351
Financials - 16.8%
American Equity Investment Life Holding Co.*	301,204	16,165,619
Axis Capital Holdings, Ltd. (Bermuda)	357,321	19,695,533
Cannae Holdings, Inc.*	1,030,332	20,998,166
EVERTEC, Inc. (Puerto Rico)	534,863	21,036,162
Genworth Financial, Inc., Class A*	3,579,383	20,975,184
NMI Holdings, Inc., Class A*	389,501	10,403,572
Radian Group, Inc.	328,571	8,848,417
White Mountains Insurance Group, Ltd.	24,305	37,600,321

Total Financials		155,722,974
Health Care - 4.3%
Computer Programs and Systems, Inc.*	463,147	12,143,714
Embecta Corp.	98,889	2,110,291
Patterson Cos., Inc.	412,727	13,574,591
Pediatrix Medical Group, Inc.*	270,038	3,707,622
Premier, Inc., Class A	319,958	8,878,835

Total Health Care		40,415,053
Industrials - 32.8%
Air Transport Services Group, Inc.*	1,359,085	27,399,154
Alight, Inc., Class A*	1,680,567	16,435,945
	Shares	Value

Argan, Inc.	298,380	$11,350,375
Armstrong World Industries, Inc.	242,695	18,774,885
Atkore, Inc.*	195,669	31,046,800
Barrett Business Services, Inc.	44,274	4,016,980
Comfort Systems USA, Inc.	41,206	7,168,608
Core & Main, Inc., Class A*	170,922	5,402,844
CoreCivic, Inc.*	1,804,725	17,505,833
Esab Corp.	80,918	5,559,067
Forward Air Corp.	74,750	8,883,290
GMS, Inc.*	169,150	12,464,664
Kelly Services, Inc., Class A	553,348	10,137,335
McGrath RentCorp	280,395	27,024,470
MSC Industrial Direct Co., Inc., Class A	110,778	11,179,716
NOW, Inc.*	472,572	5,382,595
Park Aerospace Corp.	733,679	10,660,356
SP Plus Corp.*	635,732	24,443,895
UniFirst Corp.	159,250	25,846,275
Univar Solutions, Inc.*	173,268	6,261,906
Verra Mobility Corp.*,1	266,751	5,599,103
Viad Corp.*	437,356	12,337,813

Total Industrials		304,881,909
Information Technology - 9.6%
ACI Worldwide, Inc.*	672,009	15,583,889
DXC Technology Co.*	330,026	9,125,219
ePlus, Inc.*	357,721	20,157,578
Ituran Location and Control, Ltd. (Israel)	328,264	9,129,022
NCR Corp.*	630,305	16,942,598
Vontier Corp.	591,325	18,289,682

Total Information Technology		89,227,988
Materials - 3.1%
American Vanguard Corp.	206,721	3,733,381
Summit Materials, Inc., Class A*	369,283	13,360,659
TriMas Corp.	454,332	11,703,593

Total Materials		28,797,633
Real Estate - 0.4%
Newmark Group, Inc., Class A	559,343	3,870,654
Utilities - 3.5%
NorthWestern Corp.	329,265	18,593,594
Southwest Gas Holdings, Inc.	209,902	13,840,938

Total Utilities		32,434,532

Total Common Stocks (Cost $662,903,030)		840,160,269

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 9.6%
Repurchase Agreements - 9.6%
Fixed Income Clearing Corp., dated 07/31/23 due 08/01/23, 5.150% total to be received $88,987,728 (collateralized by a U.S. Treasury, 4.625%, 03/15/26, totaling $90,754,501)	$88,975,000	$88,975,000

Total Short-Term Investments (Cost $88,975,000)		88,975,000
Value

Total Investments - 100.0% (Cost $751,878,030)	$929,135,269
Other Assets, less Liabilities - 0.0%#	(39,569)
Net Assets - 100.0%	$929,095,700

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $7,200,421 or 0.8% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$840,160,269	—	—	$840,160,269
Short-Term Investments
Repurchase Agreements	—	$88,975,000	—	88,975,000
Total Investments in Securities	$840,160,269	$88,975,000	—	$929,135,269

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$7,200,421	—	$7,145,844	$7,145,844
The following table summarizes the securities received as collateral for securities lending at July 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.541%	01/31/24-05/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.